T. Rowe Price New Asia Fund
SUMMARY T. Rowe Price New Asia Fund
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Asia (excluding Japan).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price New Asia Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price New Asia Fund
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	0.95%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price New Asia Fund	97	303	525	1,166

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 41.1% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in Asian companies (excluding Japanese companies). The fund may purchase the stocks of companies of any size. The fund expects to make substantially all of its investments in common stocks of companies located (or with primary operations) in the countries listed below, as well as others as their markets develop:
  Primary Emphasis: China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, and Thailand.
  Others: Pakistan, Sri Lanka, and Vietnam.
The fund is "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund.

While the fund invests with an awareness of the outlook for industry sectors and individual countries within the region, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:
  leading or improving market position;
  attractive business niche;
  attractive or improving franchise or industry position;
  seasoned management;
  stable or improving earnings and/or cash flow; and
  sound or improving balance sheet.
The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

Emerging markets risk The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Geographic concentration risk Because the fund concentrates its investments in a particular geographic region, the fund's performance is closely tied to the social, political, and economic conditions within that region. Political developments and changes in regulatory, tax, or economic policy in particular countries within the region could significantly affect the markets in those countries as well as the entire region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Many Asian economies have at various times been negatively affected by inflation, an over-reliance on international trade, political and social instability, and less developed financial systems and securities trading markets. Trade restrictions, unexpected decreases in exports, changes in government policies, or natural disasters could have a significant impact on companies doing business in Asia.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund's share price can be expected to fluctuate more than that of a comparable diversified fund.

Investment style risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
New Asia Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	55.24%
Worst Quarter	3/31/08	-22.80%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price New Asia Fund	23.69%	0.68%	18.36%
T. Rowe Price New Asia Fund Returns after taxes on distributions	23.30%	none	17.51%
T. Rowe Price New Asia Fund Returns after taxes on distributions and sale of fund shares	16.00%	0.52%	16.66%
T. Rowe Price New Asia Fund MSCI All Country Asia ex Japan Index (reflects no deduction for fees, expenses, or taxes)	22.70%	0.12%	14.95%
T. Rowe Price New Asia Fund Lipper Pacific Ex Japan Funds Average	22.06%	(0.19%)	14.18%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.